Reserves	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Reserves
18.	Reserves

(in thousands)	Note	June 30 2024	December 31 2023

Reserves
Share purchase options	18.1	$22,106	$22,907
Restricted share units	18.2	6,874	8,006
Long-term investment revaluation reserve, net of tax	18.3	(91,166)	(71,004)

Total reserves		$(62,186)	$(40,091)

18.1.	Share Purchase Options
The Company has established an equity settled share purchase option plan whereby the Company’s Board of Directors may, from time to time, grant options to employees or consultants. The maximum term of any share purchase option may be ten years, but generally options are granted with a term to expiry of five to seven years. The exercise price of an option is not less than the closing price on the TSX on the last trading day preceding the grant date. The vesting period of the options is determined at the discretion of the Company’s Board of Directors at the time the options are granted, but generally vest over a period of two or three years.
Each share purchase option converts into one common share of Wheaton on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options do not carry rights to dividends or voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry, subject to certain black-out
periods.
The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions. The model requires the use of subjective assumptions, including expected share price volatility. Historical data has been considered in setting the assumptions. Expected volatility is determined by considering the trailing
36-month
historic average share price volatility. The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Six Months Ended June 30

	2024	2023

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$59.79	Cdn$59.41

Expected dividend yield	1.45%	1.39%

Expected volatility	30%	30%

Risk-free interest rate	4.10%	3.40%

Expected option life, in years	3.0	3.0

Weighted average fair value per option granted	Cdn$13.39	Cdn$12.89

Number of options issued during the period	305,710	316,580

Total fair value of options issued (000’s)	$ 3,022	$ 2,972

The following table summarizes information about the options outstanding and exercisable at June 30, 2024:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$32.96¹	11,285	-	11,285	0.7 years

$33.47	6,100	-	6,100	0.7 years

$49.86	227,106	-	227,106	3.7 years

$54.68¹	21,250	-	21,250	3.7 years

$59.22¹	11,538	30,550	42,088	5.7 years

$59.41	79,973	165,136	245,109	5.7 years

$59.79	-	237,180	237,180	6.7 years

$60.00	138,705	72,473	211,178	4.7 years

$60.43¹	-	68,530	68,530	6.7 years

$64.27¹	19,093	12,713	31,806	4.7 years

	515,050	586,582	1,101,632	5.2 years

1)	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3687, being the Cdn$/US$ exchange rate at June 30, 2024.
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2023 to June 30, 2024 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2023	1,478,300	Cdn$41.37

Granted (fair value - $3 million or Cdn$12.89 per option)	316,580	59.41

Exercised	(397,636)	31.17

Forfeited	(1,300)	55.01

At March 31, 2023	1,395,944	Cdn$48.32

Exercised	(32,611)	35.77

Forfeited	(1,450)	59.69

At June 30, 2023	1,361,883	Cdn$48.43

Exercised	(58,675)	42.36

Forfeited	(33,187)	59.60

At December 31, 2023	1,270,021	Cdn$48.47

Granted (fair value - $3 million or Cdn$13.39 per option)	305,710	59.79

Exercised	(158,148)	33.20

At March 31, 2024	1,417,583	Cdn$52.75

Exercised	(311,211)	36.79

Forfeited	(4,740)	59.59

At June 30, 2024	1,101,632	Cdn$57.33
As it relates to share purchase options, during the three months ended June 30, 2024, the weighted average share price at the time of exercise was Cdn$75.68 per share (six months - Cdn$70.80 per share), as compared to Cdn$68.37 per share (six months - Cdn$63.57 per share) during the comparable period in 2023.

18.2.	Restricted Share Units (“RSUs”)
The Company has established an RSU plan whereby RSUs will be issued to eligible employees or directors as determined by the Company’s Board of Directors or the Company’s Compensation Committee. RSUs give the holder the right to receive a specified number of common shares at the specified vesting date. RSUs generally vest over a period of two to three years.
Compensation expense related to RSUs is recognized over the vesting period based upon the fair value of the Company’s common shares on the grant date and the awards that are expected to vest.
The fair value is calculated with reference to the closing price of the Company’s common shares on the TSX on the business day prior to the date of grant.
RSU holders receive a cash payment based on the dividends paid on the Company’s common shares in the event that the holder of a vested RSU has elected to defer the release of the RSU to a future date. This cash payment is reflected as a component of net earnings under the classification Share Based Compensation.
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2023 to June 30, 2024 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2023	350,206	$31.25

Granted (fair value - $4 million)	92,880	43.27

Released	(59,672)	41.64

Forfeited	(290)	43.58

At March 31, 2023	383,124	$32.54

Granted	1,110	50.26

Released	(60,155)	24.64

Forfeited	(320)	45.11

At June 30, 2023	323,759	$34.05

Forfeited	(7,423)	44.39

At December 31, 2023	316,336	$33.81

Granted (fair value - $4 million)	90,120	44.16

Released	(68,277)	43.35

At March 31, 2024	338,179	$34.64

Granted	1,010	54.55

Released	(1,217)	43.73

Forfeited	(1,043)	44.40

At June 30, 2024	336,929	$34.64

18.3.	Long-Term Investment Revaluation Reserve
The Company’s long-term investments in common shares (Note 15) are held for long-term strategic purposes and not for trading purposes. The Company has chosen to designate these long-term investments in common shares as financial assets with fair value adjustments being recorded as a component of OCI as it believes that this provides a more meaningful presentation for long-term strategic investments, rather than reflecting changes in fair value as a component of net earnings. As some of these long-term investments are denominated in Canadian dollars, changes in their fair value is affected by both the change in share price in addition to changes in the Cdn$/US$ exchange rate.
Where the fair value of a long-term investment in common shares held exceeds its tax cost, the Company recognizes a deferred income tax liability. To the extent that the value of the long-term investment subsequently declines, the deferred income tax liability is reduced. However, where the fair value of the long-term investment decreases below the tax cost, the Company does not recognize a deferred income tax asset on the unrealized capital loss unless it is probable that the Company will generate future capital gains that will offset the loss.

A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2023 to June 30, 2024 is presented below:

(in thousands)		Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2023		$(40,626)	$(6,624)	$(47,250)

Unrealized gain (loss) on LTIs 1		44,654	(3,954)	40,700

Reallocate reserve to retained earnings upon disposal of LTIs 1	15	990	-	990

At March 31, 2023		$5,018	$(10,578)	$(5,560)

Unrealized gain (loss) on LTIs 1		(53,083)	6,044	(47,039)

Reallocate reserve to retained earnings upon disposal of LTIs 1		(1,831)	-	(1,831)

At June 30, 2023		$(49,896)	$(4,534)	$(54,430)

Unrealized gain (loss) on LTIs 1		(18,203)	1,629	(16,574)

At December 31, 2023		$(68,099)	$(2,905)	$(71,004)

Unrealized gain (loss) on LTIs 1		(5,470)	(96)	(5,566)

At March 31, 2024		$(73,569)	$(3,001)	$(76,570)

Unrealized gain (loss) on LTIs 1		18,309	(1,327)	16,982

Reallocate reserve to retained earnings upon disposal of LTIs 1	15	(35,768)	4,190	(31,578)

At June 30, 2024		$(91,028)	$(138)	$(91,166)

1)	LTIs refers to long-term investments in common shares held.